Employee Benefit Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 22, 2014	Dec. 28, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule of components of net pension expense
The following tables provide the components of net pension and post-retirement expense (in millions):

	12 Weeks Ended
	March 22, 2014		March 23, 2013
	Pension	Other Post- Retirement Benefits	Pension	Other Post- Retirement Benefits
Estimated return on assets	$(27.5)	$—	$(24.9)	$—
Service cost	9.8	0.2	9.7	0.1
Interest cost	22.2	0.8	19.7	0.7
Amortization of prior service cost (credit)	2.2	—	3.0	—
Amortization of unrecognized losses	9.8	0.1	18.0	0.2
Total	$16.5	$1.1	$25.5	$1.0

Reconciliation of changes in retirement plans' benefit obligations, fair value assets, and statement of the funded status
The following table provides a reconciliation of the changes in the retirement plans’ benefit obligation and fair value of assets over the two-year period ended December 28, 2013 and a statement of the funded status as of year-end 2013 and year-end 2012 (in millions):

	Pension		Other Post-Retirement Benefits
	2013	2012	2013	2012
Change in projected benefit obligation:
Beginning balance	$2,635.4	$2,424.5	$135.0	$131.1
Service cost	42.0	40.3	0.7	0.6
Interest cost	85.4	91.8	3.2	3.6
Plan amendments	0.2	0.4	—	—
Actuarial loss (gain)	(56.3)	176.0	(5.0)	6.6
Plan participant contributions	—	—	1.0	1.0
Benefit payments	(133.3)	(131.6)	(7.2)	(7.3)
Change in projected benefit obligation related to CSL	(39.5)	34.0	1.3	(0.6)
Disposal of CSL	(510.5)	—	(49.5)	—
Ending balance	$2,023.4	$2,635.4	$79.5	$135.0
Change in fair value of plan assets:
Beginning balance	$1,845.7	$1,641.4	$—	$—
Actual return on plan assets	268.6	179.3	—	—
Employer contributions	50.1	104.1	6.2	6.3
Plan participant contributions	—	—	1.0	1.0
Benefit payments	(133.3)	(131.6)	(7.2)	(7.3)
Change in fair value of plan assets related to CSL	32.8	52.5	—	—
Disposal of CSL	(419.7)	—	—	—
Ending balance	$1,644.2	$1,845.7	$—	$—
Components of net amount recognized in financial position:
Other accrued liabilities (current liability)	$(1.1)	$(2.3)	$(6.2)	$(7.9)
Pension and postretirement benefit obligations (non-current liability)	(378.1)	(787.4)	(73.3)	(127.1)
Funded status	$(379.2)	$(789.7)	$(79.5)	$(135.0)

Summary of pension benefit amounts recognized in accumulated other comprehensive income
Amounts recognized in accumulated other comprehensive income consist of the following (in millions):

	Pension		Other Post-Retirement Benefits
	2013	2012	2013	2012
Net actuarial loss	$365.0	$872.5	$10.6	$25.4
Prior service cost (credit)	14.3	17.3	(1.1)	(3.2)
	$379.3	$889.8	$9.5	$22.2

Summary of accumulated benefit obligation in excess of plan assets
Information for Safeway’s pension plans, all of which have an accumulated benefit obligation in excess of plan assets as of year-end 2013 and 2012, is shown below (in millions):

	2013	2012
Projected benefit obligation	$2,023.4	$2,635.4
Accumulated benefit obligation	1,978.3	2,554.4
Fair value of plan assets	1,644.2	1,845.7

Schedule of components of net pension expense and changes in plan assets and benefit obligations recognized in other comprehensive income
The following tables provide the components of net expense for the retirement plans and other changes in plan assets and benefit obligations recognized in other comprehensive income (in millions):

	Pension			Other Post-Retirement Benefits
Components of net expense:	2013	2012	2011	2013	2012	2011
Estimated return on plan assets	$(107.9)	$(101.0)	$(116.0)	$—	$—	$—
Service cost	42.0	40.3	37.8	0.7	0.6	0.6
Interest cost	85.4	91.8	100.0	3.2	3.6	4.4
Settlement loss	—	5.9	1.1	—	—	—
Curtailment loss	—	1.8	—	—	—	—
Amortization of prior service cost (credit)	12.8	15.3	17.4	(0.1)	(0.1)	(0.1)
Amortization of net actuarial loss	77.8	70.3	53.3	0.9	0.5	0.4
Net expense	$110.1	$124.4	$93.6	$4.7	$4.6	$5.3

Changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial (gain) loss	$(216.9)	$97.8	$228.6	$(5.0)	$6.6	$3.4
Recognition of net actuarial loss	(77.8)	(76.3)	(54.4)	(0.9)	(0.5)	(0.4)
Prior service credit	0.2	0.5	1.0	—	—	—
Recognition of prior service (cost) credit	(12.8)	(17.0)	(17.4)	0.1	0.1	0.1
Changes relating to discontinued operations	(55.5)	9.0	87.4	(3.0)	(5.0)	(6.7)
Total recognized in other comprehensive income	(362.8)	14.0	245.2	(8.8)	1.2	(3.6)
Total net expense and changes in plan assets and benefit obligations recognized in comprehensive income	$(252.7)	$138.4	$338.8	$(4.1)	$5.8	$1.7

Actuarial assumptions used to determine year-end projected benefit obligation, table
The actuarial assumptions used to determine year-end projected benefit obligations for pension plans were as follows:

	2013	2012	2011
Discount rate:
United States plans	4.90%	4.20%	4.94%
Canadian plans		4.00%	4.25%
Combined weighted-average rate		4.16%	4.80%
Rate of compensation increase:
United States plans	3.00%	3.00%	3.00%
Canadian plans		2.75%	2.75%

The actuarial assumptions used to determine net periodic benefit costs for pension plans were as follows:

	2013	2012	2011
Discount rate	4.20%	4.94%	5.69%
Expected return on plan assets:	7.50%	7.75%	8.50%
Rate of compensation increase	3.00%	3.00%	3.00%

Summary of actual assets allocations for defined benefit plans
The following table summarizes actual allocations for Safeway’s plans (including Canadian plans in 2012) at year-end:

		Plan assets
Asset category	Target	2013	2012
Equity	65%	66.4%	64.3%
Fixed income	35%	31.9%	33.0%
Cash and other	—	1.7%	2.7%
Total	100%	100.0%	100.0%

Fair value of pension plan assets, excluding pending transactions by asset category

	Fair Value Measurements
Asset category:	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents (1)	$30.2	$29.0	$1.2	$—
Short-term investment collective trust (2)	18.2	—	18.2	—
Common and preferred stock: (3)
Domestic common and preferred stock	270.4	269.9	0.5	—
International common stock	38.5	38.5	—	—
Common collective trust funds (2)	611.2	—	611.2	—
Corporate bonds (4)	101.1	—	101.1	—
Mortgage- and other asset-backed securities (5)	62.3	—	62.3	—
Mutual funds (6)	183.8	5.9	177.9	—
U.S. government securities (7)	335.8	—	335.7	0.1
Other securities (8)	29.9	3.1	19.0	7.8
Total	$1,681.4	$346.4	$1,327.1	$7.9

(1)	The carrying value of these items approximates fair value.

(2)	These investments are valued based on the Net Asset Value (“NAV”) of the underlying investments and are provided by the fund issuers.

(3)
The fair value of common stock is based on the exchange quoted market prices. When quoted prices are not available for preferred stock, an industry standard valuation model is used which maximizes observable inputs.

(4)
The fair value of corporate bonds is generally based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar bonds, the fair value is based upon an industry valuation model, which maximizes observable inputs.

(5)
The fair value of mortgage- and other asset-backed securities is generally based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for comparable securities, the fair value is based upon an industry model which maximizes observable inputs.

(6)
These investments are publicly traded investments which are valued using the NAV. The NAV of the mutual funds is a quoted price in an active market. The NAV is determined once a day after the closing of the exchange based upon the underlying assets in the fund, less the fund’s liabilities, expressed on a per-share basis.

(7)
The fair value of U.S. government securities is based on quoted market prices when available. When quoted prices are not available, the fair value of U.S. government securities is based on yields currently available on comparable securities or on an industry valuation model which maximizes observable inputs.

(8)
Other securities, which consist primarily of U.S. municipal bonds, foreign government bonds and foreign agency securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings.

The fair value of Safeway’s pension plan assets, including Canadian plans, at December 29, 2012, excluding pending transactions of $19.6 million, by asset category are as follows (in millions):

	Fair Value Measurements
Asset category:	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents (1)	$28.6	$24.1	$4.5	$—
Short-term investment collective trust (2)	36.1	—	36.1	—
Common and preferred stock: (3)
Domestic common and preferred stock	256.6	256.1	0.5	—
International common stock	50.6	50.6	—	—
Common collective trust funds (2)	899.9	—	899.9	—
Corporate bonds (4)	96.0	—	92.6	3.4
Mortgage- and other asset-backed securities (5)	62.6	—	62.1	0.5
Mutual funds (6)	136.4	—	136.4	—
U.S. government securities (7)	270.6	—	270.5	0.1
Other securities (8)	27.9	—	27.9	—
Total	$1,865.3	$330.8	$1,530.5	$4.0

(1)	The carrying value of these items approximates fair value.

(2)	These investments are valued based on the Net Asset Value (“NAV”) of the underlying investments and are provided by the fund issuers.

(3)
The fair value of common stock is based on the exchange quoted market prices. When quoted prices are not available for preferred stock, an industry standard valuation model is used which maximizes observable inputs.

(4)
The fair value of corporate bonds is generally based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar bonds, the fair value is based upon an industry valuation model, which maximizes observable inputs.

(5)
The fair value of mortgage- and other asset-backed securities is generally based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for comparable securities, the fair value is based upon an industry model which maximizes observable inputs.

(6)
These investments are publicly traded investments which are valued using the NAV. The NAV of the mutual funds is a quoted price in an active market. The NAV is determined once a day after the closing of the exchange based upon the underlying assets in the fund, less the fund’s liabilities, expressed on a per-share basis.

(7)
The fair value of U.S. government securities is based on quoted market prices when available. When quoted prices are not available, the fair value of U.S. government securities is based on yields currently available on comparable securities or on an industry valuation model which maximizes observable inputs.

(8)
Other securities, which consist primarily of U.S. municipal bonds, foreign government bonds and foreign agency securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings.

Schedule of level three defined benefit plan assets rollforward
A reconciliation of the beginning and ending balances for Level 3 assets for the year ended December 28, 2013 follows (in millions):

	Fair Value Measured Using Significant Unobservable Inputs (Level 3)
	Total	Corporate bonds	Mortgage- and other asset-backed securities	U.S. government securities	Other securities
Balance, beginning of year	$4.0	$3.4	$0.5	$0.1	$—
Purchases, sales, settlements, net	4.0	(3.4)	(0.5)	—	7.9
Unrealized gains	(0.1)	—	—	—	(0.1)
Balance, end of year	$7.9	$—	$—	$0.1	$7.8
A reconciliation of the beginning and ending balances for Level 3 assets for the year ended December 29, 2012 follows (in millions):

	Fair Value Measured Using Significant Unobservable Inputs (Level 3)
	Total	Corporate bonds	Mortgage- and other asset-backed securities	U.S. government securities
Balance, beginning of year	$2.8	$2.7	$—	$0.1
Purchases, sales, settlements, net	0.4	(0.1)	0.5	—
Unrealized gains	0.8	0.8	—	—
Balance, end of year	$4.0	$3.4	$0.5	$0.1

Schedule of estimated future benefit payments
The following benefit payments, which reflect expected future service as appropriate, are expected to be paid (in millions):

	Pension benefits	Other benefits
2014	$107.3	$6.5
2015	111.4	6.5
2016	114.9	6.5
2017	119.6	6.5
2018	122.0	6.4
2019 – 2023	648.2	31.2